Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Investments	R$ (22,431,868)	R$ (19,906,237)
Copel Geracaoe Transmissao [Member]
Disclosure of subsidiaries [line items]
Investments	(14,239,420)	(12,551,604)
Copel Distribuicao [Member]
Disclosure of subsidiaries [line items]
Investments	(7,665,584)	(6,782,865)
Copel Servicos
Disclosure of subsidiaries [line items]
Investments	(63,270)	(54,323)
Copel Comercializacao [Member]
Disclosure of subsidiaries [line items]
Investments	(288,626)	(342,204)
Elejor [Member]
Disclosure of subsidiaries [line items]
Investments	(8,480)	(9,235)
Other [Member]
Disclosure of subsidiaries [line items]
Investments	R$ (166,488)	R$ (166,006)